Inventory	12 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory
4.	Inventory

Inventory consists of the following:

	September 30, 2017	September 24, 2016
Component parts	$4,100	6,175
Finished goods	911	1,509
Total inventories	$5,011	7,684

Component parts include parts for gaming terminals. Included in component parts are reserves for excess and slow-moving inventory of $419 and $469 for the periods ended September 30, 2017 and September 24, 2016, respectively. Our finished goods inventory primarily consists of gaming terminals which are ready for sale.